THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C

Multi-Fund® 5 Retirement Annuity

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,

Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),

Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share),

Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlusSM Advisory,

Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Rollover,

Lincoln ChoicePlusSM Select B-Share, Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share),
Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlusSM Advisory,
Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlusSM Design,
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Signature

Supplement dated October 25, 2024 to the Prospectus dated May 1, 2024

This Supplement outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The Lincoln Variable Insurance Products Trust has notified us that the LVIP MFS International Equity Managed Volatility Fund will be renamed LVIP Multi-Manager International Equity Managed Volatility Fund on or about November 18, 2024. In addition, the Current Expense has been updated as reflected below. All other information about the fund can be found in the fund’s prospectus.

The following line item will replace the line item for LVIP MFS International Equity Managed Volatility Fund in Appendix A – Funds Available Under The Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class advised by Lincoln Financial Investments Corporation	1.13%*	13.59%	6.52%	3.94%

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,

Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),

Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),

Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design,

Lincoln ChoicePlusSM Select B-Share, Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM RIA

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,

Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),

Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),

Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design,

Lincoln ChoicePlusSM Signature

Supplement dated October 25, 2024 to the Prospectus dated May 1, 2024

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:
●	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	4LATER® Select Advantage,
●	Lincoln Wealth PassSM,
●	Lincoln Long-Term CareSM Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.

Please retain this Supplement for future reference.